CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩) ₩ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 KRW (₩) ₩ / shares shares	Dec. 31, 2013 KRW (₩) ₩ / shares shares
Revenue
Online games-subscription revenue	₩ 6,521	$ 5,577	₩ 7,962	₩ 8,206
Online games-royalties and license fees (including related party revenue of 12,455, 8,034 and 6,705, respectively)	11,010	9,416	13,093	21,726
Mobile games and applications (including related party revenue of W4,992, W3,214 and W2,639, respectively)	15,078	12,895	15,055	14,504
Character merchandising, animation and other revenue (including related party revenue of W1,104, W193 and W111, respectively)	3,051	2,609	3,779	3,249
Total net revenue	35,660	30,497	39,889	47,685
Cost of revenue (including related party cost of 119, 315 and 61, respectively)	30,282	25,898	34,188	35,399
Gross profit	5,378	4,599	5,701	12,286
Selling, general and administrative expenses (including related party expenses of 123, 7 and 8, respectively)	11,481	9,819	12,682	17,063
Research and development (including related party expenses of 959, 277 and 158, respectively)	5,277	4,513	4,847	6,131
Impairment loss on intangible assets and goodwill	5,849	5,002	1	5,822
Operating loss	(17,229)	(14,735)	(11,829)	(16,730)
Other income (expenses)
Interest income	675	577	1,137	1,334
Interest expense	(4)	(3)	(11)	(41)
Foreign currency gain (loss), net	256	219	(152)	(413)
Others, net	624	534	3	1,225
Loss before income tax expense and equity loss on investments	(15,678)	(13,408)	(10,852)	(14,625)
Income tax expenses	1,351	1,155	10,147	5,108
Loss before equity loss on investments	(17,029)	(14,563)	(20,999)	(19,733)
Equity loss on investments, net | ₩				(18)
Net loss	(17,029)	(14,563)	(20,999)	(19,751)
Net loss attributable to:
Non-controlling interest	(64)	(55)	(92)	(1,163)
Parent company	₩ (16,965)	$ (14,508)	₩ (20,907)	₩ (18,588)
Losses per share-basic and diluted | (per share)	₩ (2,441.00)	$ (2.09)	₩ (3,009.00)	₩ (2,675.00)
Weighted average number of shares outstanding
Basic and diluted | shares	6,948,900	6,948,900	6,948,900	6,948,900
Foreign currency translation adjustment ("CTA")
Foreign CTA loss	₩ (203)	$ (173)	₩ (156)	₩ (102)
Reclassification adjustment for CTA	(624)	(534)	3	(1,225)
Net foreign CTA loss	(827)	(707)	(153)	(1,327)
Comprehensive loss	(17,856)	(15,270)	(21,152)	(21,078)
Comprehensive loss attributable to:
Non-controlling interest	(64)	(55)	(92)	(1,163)
Parent company	₩ (17,792)	$ (15,215)	₩ (21,060)	₩ (19,915)